Commitments - Summary of Commitments Under Leases, Outsourcing and Other Agreements Due (Detail) $ in Millions	Dec. 31, 2021 CAD ($)
Commitments and Contingencies Disclosure [Abstract]
Outsourcing and other agreements, Year 1	$ 120
Outsourcing and other agreements, Year 2	57
Outsourcing and other agreements, Year 3	17
Outsourcing and other agreements, Year 4	3
Outsourcing and other agreements, Year 5	2
Outsourcing and other agreements, Thereafter	15
Long-term software/meter agreement, Year 1	2
Long-term software/meter agreement, Year 2	1
Long-term software/meter agreement, Year 3	2
Long-term software/meter agreement, Year 4	1
Long-term software/meter agreement, Year 5	1
Long-term software/meter agreement, Thereafter	$ 5